CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
CASH FLOWS FROM OPERATING ACTIVITIES
Net loss	$ (179,721)	$ (75,562)	$ (19,584)
Adjustments to reconcile net loss to net cash generated from (used in) operating activities:
Share-based compensation	39	586	2,137
Depreciation of property and equipment	21,708	23,441	21,295
Amortization of right-of-use assets	2,131	1,956	2,747
Deferred tax benefits	(32,054)	(11,060)	(3,192)
Net allowance for credit loss for accounts receivable, loans receivable and other current assets	30,389	50,335	42,374
Impairment of property and equipment and land use-right	151,097
Impairment of investment		270	390
Investment income	(2,100)	(523)	(34,253)
Change in fair value of securities	1,523	(828)	19,142
Amortization of transaction costs for structured note		136	124
Amortization of issuance costs and unamortized premium for convertible senior notes			(530)
Loss (gain) on disposal of property and equipment	(58)	(26)	707
Deemed rental expense (Note 16)	152	159	166
Changes in operating assets and liabilities:
Accounts receivable	8,383	(30,837)	(29,888)
Prepayments and other current assets	(3,183)	(10,898)	(48,863)
Loans receivable	14,932	48,440	(23,780)
Amounts due from related parties	3,242	(2,794)	(1,089)
Other non-current assets	5,045	(1,494)	(6,134)
Deferred revenue	5,750	(2,220)	(2,001)
Accrued expenses and other liabilities	(13,546)	8,571	(1,946)
Income tax payable	555	(678)	(1,691)
Amounts due to related parties		(323)	75,830
Other non-current liabilities	(24,275)	(12,712)	10,782
Net cash generated from (used in) operating activities	(9,991)	(16,061)	2,743
CASH FLOWS FROM INVESTING ACTIVITIES
Proceeds from disposal of short-term investment	56,107	62,739	73,193
Proceeds from disposal of equity investments	23,014	32,204	51,840
Proceeds from disposal of property and equipment	65	33	16,459
Acquisition of property and equipment	(979)	(10,795)	(38,873)
Acquisition of short-term investments	(54,529)	(5,474)	(63,147)
Acquisition of long-term investments and time deposits	(15,891)	(17,770)
Cash collected from refund of prepayment for purchase properties	6,247	9,634
Proceeds from dividend distribution from equity investments	543	284	631
Cash repayments to related parties	(56,428)
Cash prepayment for purchase properties			(16,239)
Net cash generated from (used in) investing activities	(41,851)	70,855	23,864
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from exercise of share options		7	44
Proceeds from short-term loans	1,420		283,049
Proceeds from long-term loans	126,577		44,615
Repayment of loans	(43,527)	(340,843)	(334,086)
Repayment of bonds	(51,114)
Redemption of convertible senior notes			(84,313)
Net cash (used in) generated from financing activities	33,356	(340,836)	(90,691)
Exchange rate effect on cash, cash equivalents and restricted cash	(1,436)	(1,464)	1,427
Net increase (decrease) in cash, cash equivalents and restricted cash	(19,922)	(287,506)	(62,657)
Cash, cash equivalents and restricted cash at beginning of year	110,359	397,865	460,522
Cash, cash equivalents and restricted cash at end of year	90,437	110,359	397,865
Supplemental schedule of cash flow information:
Income tax paid	4,877	38,162	18,296
Interest paid	13,470	7,656	16,577
Settlement of convertible senior notes with 50% Paid by CIH			84,313
Recognition of operating right-of-use assets	$ 479	$ 1,387	$ 2,493